united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 4/30

Date of reporting period: 4/30/24

Item 1. Reports to Stockholders.

TOEWS TACTICAL INCOME FUND

TOEWS HEDGED OCEANA FUND

TOEWS HEDGED U.S. FUND

TOEWS HEDGED U.S. OPPORTUNITY FUND

TOEWS UNCONSTRAINED INCOME FUND

TOEWS TACTICAL DEFENSIVE ALPHA FUND

Annual Report
April 30, 2024

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent, severe losses during bear market cycles. As a consequence, risk abatement strategies are desirable for investors who have a limited ability to tolerate losses. The objectives of our strategies are to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

Our Strategy and Fund Performance

Our investment strategies enter and exit markets based on asset class price movements. When our system indicates that prices are rising, asset classes remain fully invested, and we attempt to participate in the movement of the target asset class of each Fund (defined in Notes) . At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of the increase of the target asset price level.

Once our system exits a market for a certain asset class, the respective Fund remains out of that asset class as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re -entry adjusts lower as markets move lower. The greater the decline, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

To take positions in stocks, we frequently employ the use of equity index futures contracts. Futures contracts tend to track their respective market indices efficiently. Due to arbitrage and other factors, there is no material impact on a Fund’s performance, either positive or negative, from the use of futures contracts versus holding individual equities and/or ETFs. Additionally, some Funds may use options contracts to hedge against swift and deep drops in the equity markets. In rising markets, the options contracts are expected to lose some value and lower a Fund’s performance.

Each exit out of the market creates a possible market underperformance event. If the system becomes completely defensive and the market reverses over the short term, the market re-entry point can be higher than the exit level. This can happen several days or several weeks after a defensive posture is implemented. The greater the number of incidents of moving in/out of a market during a period of time, the more vulnerable the system is to under-performance. In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system that can be realized if the Funds underperform their respective benchmarks. Ideal investors for the Funds are those for whom risk management is paramount.

The underperformance of the Toews Hedged U.S. Fund (THLGX) and the Toews Hedged U.S. Opportunity Fund (THSMX) was primarily observed between 10/27/23 and 11/8/23. During this period, the Funds were in a defensive posture, resulting in underperformance relative to the benchmarks by 6.5% for THLGX and approximately 5% for THSMX. Regarding Toews Tactical Oceania Fund (THIDX), after mitigating some of the losses from 8/30/23 to 10/26/23, the index

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rallied by about 8.5% between 10/26/23 and 11/20/23 while we remained defensive until re-entering the markets.

The underperformance of the Toews Tactical Defensive Alpha Fund (TTDAX) is attributed to its overweight position in small and mid-cap stocks, whereas the index was underweight in these sectors for the fiscal year. Additionally, the Fund’s defensive positioning contributed to its performance lagging behind the benchmark.

The Toews Tactical Income Fund (THHYX)** and the Toews Unconstrained Income Fund (TUIFX) both outperformed their respective benchmarks for the year as their defensive and high yield bond allocations outperformed as aggregate bonds turned negative during the period.

One Year Performance as of 04-30-2024

Fund	Net Assets	Fund Return*	Benchmark Return	Benchmark
Toews Tactical Income Fund	$483,579,323	3.85%	-1.47% 8.89%	Bloomberg U.S. Aggregate Bond Index ICE BofA Merrill Lynch High Yield U.S. Corporates Cash Pay**
Toews Hedged Oceana Fund	$38,884,331	3.27%	9.28%	MSCI EAFE Net
Toews Hedged U.S. Fund	$72,550,377	11.93%	22.66%	S&P 500 (Total Return)
Toews Hedged U.S. Opportunity Fund	$57,522,678	10.90%	14.84%	Morningstar US Small Cap TR
Toews Unconstrained Income Fund	$41,796,344	2.32%	-1.47%	Bloomberg U.S. Aggregate Bond Index
Toews Tactical Defensive Alpha Fund	$63,189023	6.81%	18.39% 22.66%	MSCI World Index S&P 500 (Total Return)**

*	Past performance is not indicative of future results

**	Effective September 2023, the benchmark for Toews Tactical Income Fund was changed from ICE BofA Merrill Lynch High Yield U.S. Corporate Cash Pay to Bloomberg U.S. Aggregate Bond Index; the benchmark for Toews Tactical Defense Alpha Fund was changed from S&P 500 to MSCI World Index.

Our policy is to distribute substantially all of the Funds’ net investment income at least annually except for Toews Tactical Income Fund and Toews Unconstrained Income Fund, which intend to make distributions monthly. The remaining Funds intend to distribute net capital gains annually, usually in December. The effect of such a policy has been to provide significant distributions of capital back to shareholders in December for those Funds that had net capital gains and more frequently than annually for net investment income in Toews Tactical Income Fund and Toews Unconstrained Income Fund. Since the distributions are reinvested in shares of the Funds unless a cash distribution is selected, the Funds have not seen significant change in Fund assets except briefly in December prior to reinvestment and for brief periods of time throughout the year for Toews Tactical Income Fund and Toews Unconstrained Income Fund.

Our Outlook

We believe that stocks and high yield bonds are overvalued from a historical perspective, and their valuations may be challenged over the coming months. The potential advantage of our methodology is its ability to attempt to avoid the bulk of market declines. When markets decline,

20240522-3596330

depending on strategy, the Funds can exchange their market exposure for defensive assets like money market securities, bond funds, and/or low volatility stocks. If the objective of the Fund is achieved, it creates an opportunity to buy near market lows and participate in potential rebounds. As a result, it may be possible to produce positive returns even after the market lost money or moved sideways.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that may help protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system has been built.

As always, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Portfolio Manager

Prior performance is no guarantee of future results. There can be no assurance, and individuals should not assume, that future performance of any of the portfolios referenced will be comparable to past performance. There can be no assurance that Toews will achieve its performance objectives.

This letter may include forward-looking statements. All statements other than statements of historical fact are forward-looking statements (including words such as “believe,” “estimate,” “anticipate,” “may,” “will,” “should,” and “expect”). Although we believe that the expectations reflected in such forward-looking statements are reasonable, we can give no assurance that such expectations will prove to be correct. Various factors could cause actual results or performance to differ materially from those discussed in such forward-looking statements.

This letter is intended to provide general information only and should not be construed as an offer of specifically tailored individualized advice. Please contact your investment adviser, accountant, and/or attorney for advice appropriate to your specific situation.

Investors cannot invest directly in an index.

Definitions:

Options and futures contracts are types of derivatives. A derivative is a security with a price that is dependent upon or derived from one or more underlying assets.

Bloomberg Barclays U.S. Aggregate Bond Index is an index used to represent U.S. traded investment grade bonds.

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ICE BofA Merrill Lynch High Yield U.S. Corporates Cash Pay Index is a commonly used benchmark for U.S. issued high yield corporate bonds.

MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

MSCI World NR USD index measures the performance of the large and mid-cap segments of world equity securities. It is free float-adjusted market-capitalization weighted.

Morningstar US Small Cap (Total Return) Index tracks the performance of U.S. small-cap stocks that fall between 90th and 97th percentile in market capitalization of the investable universe.

S&P 400 (Total Return) Index is a stock market index that serves as a barometer for the U.S. mid-cap equities sector.

S&P500 (Total Return) Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

For additional information about Toews, including fees and services, send for our disclosure statement as set forth on Form ADV by contacting Toews at Toews Corporation, 1750 Zion Road, Suite 201, Northfield, NJ 08225-1844 or by visiting www.toewscorp.com.

6640711-093024 MK MF

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Toews Tactical Income Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2024

Comparison of Change in Value of $10,000 Investment

Total Returns as of April 30, 2024(a)

			Annualized
				Since
	1 Year	5 Year	10 Year	Inception(b)
Toews Tactical Income Fund	3.85%	1.19%	2.32%	4.01%
Bloomberg U.S. Aggregate Bond Index	(1.47)%	(0.16)%	1.20%	1.92%
ICE BofA Merrill Lynch High Yield Cash Pay Index	8.89%	3.56%	4.19%	6.03%

(a)	Total Returns are caculated using the traded net asset value (“NAV”) on April 30, 2024.

(b)	Commencement of operations is June 4, 2010.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

The ICE BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.40% of average net assets, per the Fund’s prospectus dated August 28, 2023. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)

April 30, 2024

Percent of
Net Assets
Exchange Traded Funds	32.7%
Corporate Bonds	20.3%
Other Assets In Excess of Liabilites *	47.0%
100.0%

*	Includes unrealized appreciation on open futures contracts.

Please refer to the Schedule of Investments in this annual report for a listing of the Fund’s holdings.

Toews Hedged Oceana Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2024

Comparison of Change in Value of $10,000 Investment

Total Returns as of April 30, 2024(a)

		Annualized
				Since
	1 Year	5 Year	10 Year	Inception(b)
Toews Hedged Oceana Fund	3.27%	1.90%	1.06%	0.36%
MSCI EAFE Index	9.28%	6.18%	4.38%	6.71%

(a)	Total Returns are caculated using the traded net asset value (“NAV”) on April 30, 2024.

(b)	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total annual opertating expenses after fee waiver and/or reimbursement, including underyling funds, are 1.27% of average net assets per the Fund’s prospectus dated August 28, 2023. The Fund’s total gross annual operating expenses, including underlying funds, are 1.42% of average net assets, per the Fund’s prospectus dated August 28, 2023. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)

April 30, 2024

Percent of
Net Assets
Exchange Traded Funds	98.5%
Future Options Purchased	0.3%
Other Assets in Excess of Liabilities	1.2%
100.0%

Please refer to the Schedule of Investments in this annual report for a listing of the Fund’s holdings.

Toews Hedged U.S. Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2024

Comparison of Change in Value of $10,000 Investment

Total Returns as of April 30, 2024(a)

		Annualized
				Since
	1 Year	5 Year	10 Year	Inception(b)
Toews Hedged U.S. Fund	11.93%	7.96%	5.54%	6.54%
S&P 500 Total Return Index	22.66%	13.19%	12.41%	14.01%

(a)	Total Returns are caculated using the traded net asset value (“NAV”) on April 30, 2024.

(b)	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total annual opertating expenses after fee waiver and/or reimbursement, including underyling funds, are 1.25% of average net assets per the Fund’s prospectus dated August 28, 2023. The Fund’s total gross annual operating expenses, including underlying funds, are 1.33% of average net assets, per the Fund’s prospectus dated August 28, 2023. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)

April 30, 2024

Percent of
Net Assets
U.S. Government & Agencies	86.8%
Other Assets in Excess of Liabilities	13.2%
100.0%

Please refer to the Schedule of Investments in this annual report for a listing of the Fund’s holdings.

Toews Hedged U.S. Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2024

Comparison of Change in Value of $10,000 Investment

Total Returns as of April 30, 2024(a)

		Annualized
				Since
	1 Year	5 Year	10 Year	Inception(b)
Toews Hedged U.S. Opportunity Fund	10.90%	4.41%	1.54%	3.52%
Morningstar U.S. Small Cap Total Return Index	14.84%	6.70%	7.49%	10.50%

(a)	Total Returns are caculated using the traded net asset value (“NAV”) on April 30, 2024.

(b)	Commencement of operations is June 4, 2010.

The Morningstar U.S. Small Cap Total Return Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total annual opertating expenses after fee waiver and/or reimbursement, including underyling funds, are 1.25% of average net assets per the Fund’s prospectus dated August 28, 2023. The Fund’s total gross annual operating expenses, including underlying funds, are 1.34% of average net assets, per the Fund’s prospectus dated August 28, 2023. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

The Toews Hedged U.S. Opportunity Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Toews Hedged U.S. Opportunity Fund or any member of the public regarding the advisability of investing in equities generally or in the Toews Hedged U.S. Opportunity Fund in particular or the ability of The MorningStar U.S. Small Cap Total Return Index to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR U.S. SMALL CAP TOTAL RETURN INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

PORTFOLIO ANALYSIS (Unaudited)

April 30, 2024

Percent of
Net Assets
U.S. Government & Agencies	86.9%
Other Assets in Excess of Liabilities	13.1%
100.0%

Please refer to the Schedule of Investments in this annual report for a listing of the Fund’s holdings.

Toews Unconstrained Income Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2024

Comparison of Change in Value of $10,000 Investment

Total Returns as of April 30, 2024(a)

		Annualized
				Since
	1 Year	5 Year	10 Year	Inception(b)
Toews Unconstrained Income Fund	2.32%	0.74%	1.40%	1.69%
Bloomberg U.S. Aggregate Bond Index	(1.47)%	(0.16)%	1.20%	1.47%

(a)	Total Returns are caculated using the traded net asset value (“NAV”) on April 30, 2024.

(b)	Commencement of operations is August 28, 2013.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total annual opertating expenses after fee waiver and/or reimbursement, including underyling funds, are 1.36% of average net assets per the Fund’s prospectus dated August 28, 2023. The Fund’s total gross annual operating expenses, including underlying funds, are 1.49% of average net assets, per the Fund’s prospectus dated August 28, 2023. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)

April 30, 2024

Percent of
Net Assets
Exchange-Traded Funds	42.5%
U.S. Government & Agencies	20.3%
Other Assets in Excess of Liabilities	37.2%
100.0%

Please refer to the Schedule of Investments in this annual report for a listing of the Fund’s holdings.

Toews Tactical Defensive Alpha Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2024

Comparison of Change in Value of $10,000 Investment

Total Returns as of April 30, 2024(a)

		Annualized
			Since
	1 Year	5 Year	Inception(b)
Toews Tactical Defensive Alpha Fund	6.81%	4.65%	6.88%
MSCI World Net Total Return USD Index	18.39%	10.46%	11.25%
S&P 500 Total Return Index	22.66%	13.19%	14.19%

(a)	Total Returns are caculated using the traded net asset value (“NAV”) on April 30, 2024.

(b)	Commencement of operations is January 7, 2016.

The MSCI World Net Total Return USD Index captures large and mic cap representation across 23 Developed Markets (DM) countries. With 1,157 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the period shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total annual opertating expenses after fee waiver and/or reimbursement, including underyling funds, are 1.27% of average net assets per the Fund’s prospectus dated August 28, 2023. The Fund’s total gross annual operating expenses, including underlying funds, are 1.30% of average net assets of average net assets, per the Fund’s prospectus dated August 28, 2023. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)

April 30, 2024

Percent of
Net Assets
Common Stocks	68.8%
Exchange-Traded Funds	30.1%
Future Options Purchased	0.1%
Other Assets in Excess of Liabilities	1.0%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed of the Fund’s holdings.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 32.7%
	FIXED INCOME - 32.7%
1,800,000	iShares Broad USD High Yield Corporate Bond ETF				$64,692,000
450,000	iShares iBoxx High Yield Corporate Bond ETF				34,330,500
450,000	SPDR Bloomberg High Yield Bond ETF				42,043,500
750,000	SPDR Portfolio High Yield Bond ETF				17,287,500
	TOTAL EXCHANGE-TRADED FUNDS (Cost $159,241,950)				158,353,500

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 20.3%
	AEROSPACE & DEFENSE — 0.6%
539,000	Bombardier, Inc.(a)		7.8750	04/15/27	539,403
800,000	Rolls-Royce PLC(a)		5.7500	10/15/27	793,088
750,000	TransDigm, Inc.		5.5000	11/15/27	729,485
750,000	TransDigm, Inc.(a)		6.7500	08/15/28	756,659
					2,818,635
	ASSET MANAGEMENT — 0.1%
355,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		6.2500	05/15/26	345,759

	AUTOMOTIVE — 0.8%
1,000,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	960,259
750,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	775,677
1,500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	1,775,811
600,000	Tenneco, Inc.(a)		8.0000	11/17/28	561,241
					4,072,988
	BANKING — 1.1%
1,000,000	Bank of America Corporation		7.7500	05/14/38	1,168,277
1,000,000	Barclays PLC(b)	H15T1Y + 3.500%	7.4370	11/02/33	1,082,398
1,000,000	Citigroup, Inc.		8.1250	07/15/39	1,222,382
750,000	HSBC Holdings PLC(b)	SOFRRATE + 4.250%	8.1130	11/03/33	836,271
1,000,000	Lloyds Banking Group PLC(b)	H15T1Y + 3.750%	7.9530	11/15/33	1,098,015
					5,407,343

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.3% (Continued)
	BEVERAGES — 0.7%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	$2,492,552
1,000,000	PepsiCo, Inc.		7.0000	03/01/29	1,083,809
					3,576,361
	BIOTECH & PHARMA — 0.5%
500,000	Bausch Health Companies, Inc.(a)		5.5000	11/01/25	466,368
1,000,000	Jazz Securities DAC(a)		4.3750	01/15/29	910,632
500,000	Merck & Company, Inc.		6.5000	12/01/33	546,869
650,000	Organon & Company / Organon Foreign Debt Co-Issuer(a)		5.1250	04/30/31	562,471
					2,486,340
	CABLE & SATELLITE — 1.0%
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.1250	05/01/27	939,610
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.7500	03/01/30	1,041,558
1,250,000	Directv Financing, LLC / Directv Financing, Inc.(a)		5.8750	08/15/27	1,166,260
900,000	DISH Network Corporation(a)		11.7500	11/15/27	909,836
1,000,000	Sirius XM Radio, Inc.(a)		4.0000	07/15/28	893,810
					4,951,074
	CHEMICALS — 0.3%
550,000	Tronox, Inc.(a)		4.6250	03/15/29	491,189
350,000	Windsor Holdings III, LLC(a)		8.5000	06/15/30	365,438
600,000	WR Grace Holdings, LLC(a)		5.6250	08/15/29	537,591
					1,394,218
	COMMERCIAL SUPPORT SERVICES — 0.1%
329,000	Allied Universal Holdco, LLC / Allied Universal Finance Corporation(a)		6.6250	07/15/26	328,494

	CONSTRUCTION MATERIALS — 0.1%
600,000	Standard Industries, Inc.(a)		4.3750	07/15/30	532,020

	CONTAINERS & PACKAGING — 0.1%
700,000	Mauser Packaging Solutions Holding Company(a)		7.8750	08/15/26	704,733

	DIVERSIFIED INDUSTRIALS — 0.4%
2,000,000	General Electric Company		6.7500	03/15/32	2,160,706

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.3% (Continued)
	ELECTRIC UTILITIES — 1.1%
1,000,000	Appalachian Power Company		7.0000	04/01/38	$1,071,367
600,000	Calpine Corporation(a)		5.1250	03/15/28	569,644
1,000,000	Dominion Energy, Inc.		7.0000	06/15/38	1,061,526
700,000	FirstEnergy Corporation		4.1500	07/15/27	660,165
190,000	PG&E Corporation		5.0000	07/01/28	181,201
750,000	Progress Energy, Inc.		7.7500	03/01/31	835,463
400,000	Talen Energy Supply, LLC(a)		8.6250	06/01/30	423,461
400,000	Vistra Operations Company, LLC(a)		7.7500	10/15/31	410,486
					5,213,313
	ELECTRICAL EQUIPMENT — 0.2%
1,000,000	WESCO Distribution, Inc.(a)		7.1250	06/15/25	1,001,630

	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation		4.2500	09/15/28	374,805

	ENTERTAINMENT CONTENT — 0.1%
750,000	Univision Communications, Inc.(a)		7.3750	06/30/30	719,201

	FOOD — 0.2%
750,000	Kraft Heinz Foods Company		6.8750	01/26/39	817,433

	GAS & WATER UTILITIES — 0.1%
500,000	Atmos Energy Corporation		5.4500	10/15/32	502,591

	HEALTH CARE FACILITIES & SERVICES — 0.5%
198,000	CHS/Community Health Systems, Inc.(a)		8.0000	03/15/26	197,297
1,000,000	DaVita, Inc.(a)		4.6250	06/01/30	877,874
500,000	ModivCare, Inc.(a)		5.8750	11/15/25	488,526
1,000,000	Tenet Healthcare Corporation		6.1250	10/01/28	989,726
					2,553,423
	HOME & OFFICE PRODUCTS — 0.2%
750,000	Newell Brands, Inc.		5.2000	04/01/26	739,087

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.3% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.3%
650,000	United Rentals North America, Inc.		3.8750	11/15/27	$607,248
750,000	United Rentals North America, Inc.		5.2500	01/15/30	719,637
					1,326,885
	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
150,000	Coinbase Global, Inc.(a)		3.3750	10/01/28	125,911
3,000,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	3,170,815
250,000	Jane Street Group / JSG Finance, Inc.(a)		4.5000	11/15/29	227,560
500,000	Jefferies Financial Group, Inc.		6.4500	06/08/27	509,356
750,000	Morgan Stanley		7.2500	04/01/32	837,152
					4,870,794
	INSURANCE — 0.7%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(a)		6.7500	10/15/27	294,587
550,000	Genworth Holdings, Inc.		6.5000	06/15/34	511,827
300,000	Jones Deslauriers Insurance Management, Inc.(a)		8.5000	03/15/30	308,726
1,700,000	MetLife, Inc.		10.7500	08/01/39	2,248,965
					3,364,105
	INTERNET MEDIA & SERVICES — 0.3%
500,000	Netflix, Inc.		5.8750	11/15/28	510,298
1,000,000	Uber Technologies, Inc.(a)		4.5000	08/15/29	933,723
					1,444,021
	LEISURE FACILITIES & SERVICES — 2.0%
500,000	1011778 BC ULC / New Red Finance, Inc.(a)		3.8750	01/15/28	461,995
1,000,000	Caesars Entertainment, Inc.(a)		6.2500	07/01/25	1,003,009
1,000,000	Caesars Entertainment, Inc.(a)		8.1250	07/01/27	1,014,008
500,000	Carnival Corporation(a)		6.0000	05/01/29	484,815
1,000,000	Carnival Holdings Bermuda Ltd.(a)		10.3750	05/01/28	1,084,898
900,000	Hilton Domestic Operating Company, Inc.(a)		3.6250	02/15/32	756,941
1,000,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(a)		4.7500	06/01/27	965,270
700,000	Las Vegas Sands Corporation		3.9000	08/08/29	625,446
1,200,000	Live Nation Entertainment, Inc.(a)		6.5000	05/15/27	1,202,836
600,000	Melco Resorts Finance Ltd.(a)		5.3750	12/04/29	535,237
300,000	NCL Corporation Ltd.(a)		5.8750	03/15/26	294,494
700,000	Sands China Ltd.		5.1250	08/08/25	692,623

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.3% (Continued)
	LEISURE FACILITIES & SERVICES — 2.0% (Continued)
850,000	Wynn Macau Ltd.(a)		5.6250	08/26/28	$784,588
					9,906,160
	MACHINERY — 0.1%
600,000	Hillenbrand, Inc.		3.7500	03/01/31	514,262

	MEDICAL EQUIPMENT & DEVICES — 0.6%
950,000	Boston Scientific Corporation		7.3750	01/15/40	1,087,604
750,000	Koninklijke Philips N.V.		6.8750	03/11/38	797,152
1,000,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	898,493
					2,783,249
	METALS & MINING — 0.5%
500,000	FMG Resources August 2006 Pty Ltd.(a)		4.3750	04/01/31	440,731
750,000	Novelis Corporation(a)		4.7500	01/30/30	686,928
1,000,000	Vale Overseas Ltd.		8.2500	01/17/34	1,142,568
					2,270,227
	OIL & GAS PRODUCERS — 1.8%
500,000	Apache Corporation		5.1000	09/01/40	416,513
400,000	Cheniere Energy, Inc.		4.6250	10/15/28	382,987
1,150,000	Chesapeake Energy Corporation(a)		6.7500	04/15/29	1,149,791
750,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		5.5000	06/15/31	689,867
500,000	New Fortress Energy, Inc.(a)		6.5000	09/30/26	479,182
750,000	Occidental Petroleum Corporation		6.1250	01/01/31	761,723
1,000,000	Occidental Petroleum Corporation		6.4500	09/15/36	1,032,943
650,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	634,393
600,000	Southwestern Energy Company		4.7500	02/01/32	540,977
1,000,000	Tosco Corporation		8.1250	02/15/30	1,134,703
1,250,000	Venture Global LNG, Inc.(a)		8.3750	06/01/31	1,283,752
					8,506,831
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
900,000	Transocean, Inc.(a)		8.7500	02/15/30	939,416
500,000	Weatherford International Ltd.(a)		8.6250	04/30/30	520,265
					1,459,681
	PUBLISHING & BROADCASTING — 0.1%
700,000	News Corporation(a)		3.8750	05/15/29	631,499

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.4%
500,000	Iron Mountain, Inc.(a)		5.2500	07/15/30	$464,607
400,000	MPT Operating Partnership, L.P. / MPT Finance Corporation		3.5000	03/15/31	268,722
750,000	Simon Property Group, L.P.		6.7500	02/01/40	802,640
500,000	Uniti Group, L.P. / Uniti Group Finance Inc / CSL CSL Capital, LLC(a)		10.5000	02/15/28	518,364
					2,054,333
	RETAIL - DISCRETIONARY — 0.4%
400,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.(a)		5.3750	03/01/29	356,986
650,000	Macy’s Retail Holdings, LLC(a)		5.8750	03/15/30	619,671
300,000	NMG Holding Company, Inc. / Neiman Marcus Group, LLC(a)		7.1250	04/01/26	298,338
700,000	Staples, Inc.(a)		7.5000	04/15/26	681,404
					1,956,399
	SOFTWARE — 0.6%
500,000	AthenaHealth Group, Inc.(a)		6.5000	02/15/30	450,614
650,000	Cloud Software Group, Inc.(a)		6.5000	03/31/29	616,517
3,000,000	Microsoft Corporation		2.9210	03/17/52	1,977,690
					3,044,821
	SPECIALTY FINANCE — 0.7%
550,000	Ally Financial, Inc.		5.7500	11/20/25	545,526
362,687	Global Aircraft Leasing Company Ltd.(a)		6.5000	09/15/24	342,881
850,000	Nationstar Mortgage Holdings, Inc.(a)		5.5000	08/15/28	802,004
300,000	Navient Corporation		5.5000	03/15/29	269,043
600,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer(a)		3.8750	03/01/31	511,277
800,000	Starwood Property Trust, Inc.(a)		4.3750	01/15/27	741,963
					3,212,694
	STEEL — 0.1%
400,000	Cleveland-Cliffs, Inc.(a)		6.7500	04/15/30	393,085

	TECHNOLOGY HARDWARE — 0.5%
650,000	CommScope, Inc.(a)		6.0000	03/01/26	581,750
750,000	Dell International, LLC / EMC Corporation		8.1000	07/15/36	875,855
500,000	Seagate HDD Cayman		9.6250	12/01/32	560,999
500,000	Xerox Holdings Corporation(a)		5.5000	08/15/28	434,305
					2,452,909

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.3% (Continued)
	TECHNOLOGY SERVICES — 0.2%
500,000	Block, Inc.		3.5000	06/01/31	$422,745
500,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	473,007
					895,752
	TELECOMMUNICATIONS — 1.0%
2,000,000	Deutsche Telekom International Finance BV		9.2500	06/01/32	2,454,856
1,250,000	Intelsat Jackson Holdings S.A.(a)		6.5000	03/15/30	1,195,533
1,000,000	Sprint Capital Corporation		8.7500	03/15/32	1,181,694
					4,832,083
	TRANSPORTATION & LOGISTICS — 0.4%
666,645	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	659,418
750,000	Canadian Pacific Railway Company		7.1250	10/15/31	825,583
400,000	Delta Air Lines, Inc.		3.7500	10/28/29	360,972
					1,845,973

	TOTAL CORPORATE BONDS (Cost $98,951,575)				98,465,917

	TOTAL INVESTMENTS – 53.0% (Cost $258,193,525)				$256,819,417
	OTHER ASSETS IN EXCESS OF LIABILITIES – 47.0%				226,759,906
	NET ASSETS - 100.0%				$483,579,323

OPEN FUTURES CONTRACTS
					Value and Unrealized
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Appreciation (Depreciation)
200	Cboe iBoxx iShares $ High Yield Corporate Bond Index Future	EDF	06/03/2024	$30,693,000	$(126,964)
280	Cboe iBoxx iShares $ Investment Grade Corporate Bond Index Future	EDF	06/04/2024	36,138,200	540,550
	TOTAL FUTURES CONTRACTS				$413,586

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is 45,528,769 or 9.4% of net assets.

(b)	Variable rate security; the rate shown represents the rate on April 30, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	EQUITY - 98.5%
789,500	Vanguard FTSE Developed Markets ETF	$38,259,170
	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,145,488)

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
160	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/21/2024	$4,600	$3,736,913	118,000
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $128,398)

	TOTAL INVESTMENTS – 98.8% (Cost $36,273,886)					$38,377,170
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%					457,161
	NET ASSETS - 100.0%					$38,834,331

ETF	- Exchange-Traded Fund

EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

See accompanying notes to financial statements.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 86.8%
	U.S. TREASURY BILLS — 86.8%
63,000,000	United States Treasury Bill(a)	5.2800	05/02/24	$62,990,784
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $62,990,979)

	TOTAL INVESTMENTS – 86.8% (Cost $62,990,979)			$62,990,784
	OTHER ASSETS IN EXCESS OF LIABILITIES – 13.2%			9,559,593
	NET ASSETS - 100.0%			$72,550,377

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

See accompanying notes to financial statements.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 86.9%
	U.S. TREASURY BILLS — 86.9%
50,000,000	United States Treasury Bill(a)	5.2800	05/02/24	$49,992,685
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,992,840)

	TOTAL INVESTMENTS – 86.9% (Cost $49,992,840)			$49,992,685
	OTHER ASSETS IN EXCESS OF LIABILITIES – 13.1%			7,529,993
	NET ASSETS - 100.0%			$57,522,678

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

See accompanying notes to financial statements.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 42.5%
	FIXED INCOME - 42.5%
41,800	Blackrock AAA CLO ETF			$2,166,076
127,000	iShares Floating Rate Bond ETF			6,489,699
42,000	iShares iBoxx High Yield Corporate Bond ETF			3,204,180
42,700	Janus Henderson AAA CLO ETF			2,168,733
40,000	SPDR Bloomberg High Yield Bond ETF			3,737,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,782,936)			17,765,888

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 20.3%
	U.S. TREASURY BILLS — 20.3%
8,500,000	United States Treasury Bill(a)	5.2800	05/02/24	8,498,757
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,498,779)

	TOTAL INVESTMENTS – 62.8% (Cost $26,281,715)			$26,264,645
	OTHER ASSETS IN EXCESS OF LIABILITIES – 37.2%			15,531,699
	NET ASSETS - 100.0%			$41,796,344

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 68.8%
	AEROSPACE & DEFENSE - 1.3%
1,500	General Dynamics Corporation	$430,635
900	Lockheed Martin Corporation	418,437
		849,072
	BANKING - 0.7%
2,400	JPMorgan Chase & Company	460,176

	BEVERAGES - 2.8%
7,500	Coca-Cola Company (The)	463,275
1,500	Constellation Brands, Inc., Class A	380,190
14,400	Keurig Dr Pepper, Inc.	485,280
2,400	PepsiCo, Inc.	422,184
		1,750,929
	BIOTECH & PHARMA - 2.1%
2,700	AbbVie, Inc.	439,128
3,000	Johnson & Johnson	433,770
3,500	Merck & Company, Inc.	452,270
		1,325,168
	CHEMICALS - 1.3%
2,000	Ecolab, Inc.	452,300
900	Linde PLC	396,864
		849,164
	COMMERCIAL SUPPORT SERVICES - 2.0%
600	Cintas Corporation	395,004
2,300	Republic Services, Inc.	440,910
2,100	Waste Management, Inc.	436,842
		1,272,756
	DIVERSIFIED INDUSTRIALS - 1.3%
2,100	Honeywell International, Inc.	404,733
1,700	Illinois Tool Works, Inc.	414,987
		819,720
	ELECTRIC UTILITIES - 9.4%
9,100	Alliant Energy Corporation	453,180
16,000	CenterPoint Energy, Inc.	466,240
7,500	CMS Energy Corporation	454,575

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 68.8% (Continued)
	ELECTRIC UTILITIES - 9.4% (Continued)
4,800	Consolidated Edison, Inc.	$453,120
4,100	DTE Energy Company	452,312
4,500	Duke Energy Corporation	442,170
4,200	Entergy Corporation	448,014
11,900	FirstEnergy Corporation	456,246
16,700	PPL Corporation	458,582
6,800	Public Service Enterprise Group, Inc.	469,744
6,300	SEMPRA	451,269
6,300	Southern Company (The)	463,050
5,400	WEC Energy Group, Inc.	446,256
		5,914,758
	ELECTRICAL EQUIPMENT - 2.1%
2,400	AMETEK, Inc.	419,184
3,900	Amphenol Corporation, Class A	471,003
4,700	Otis Worldwide Corporation	428,640
		1,318,827
	ENTERTAINMENT CONTENT - 0.7%
3,500	Electronic Arts, Inc.	443,870

	FOOD - 4.4%
14,700	Conagra Brands, Inc.	452,466
6,300	General Mills, Inc.	443,898
2,400	Hershey Company (The)	465,408
7,800	Kellanova	451,308
12,000	Kraft Heinz Company (The)	463,320
6,600	Mondelez International, Inc., A	474,804
		2,751,204
	GAMING REIT - 0.7%
16,200	VICI Properties, Inc.	462,510

	GAS & WATER UTILITIES - 0.7%
3,800	Atmos Energy Corporation	448,020

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 68.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.1%
1,800	Cencora, Inc.	$430,290
2,100	Laboratory Corp of America Holdings	422,877
3,300	Quest Diagnostics, Inc.	455,994
		1,309,161
	HOUSEHOLD PRODUCTS - 2.9%
4,200	Church & Dwight Company, Inc.	453,138
5,100	Colgate-Palmolive Company	468,792
3,500	Kimberly-Clark Corporation	477,855
2,700	Procter & Gamble Company (The)	440,640
		1,840,425
	INDUSTRIAL SUPPORT SERVICES - 0.7%
6,600	Fastenal Company	448,404

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
2,400	Cboe Global Markets, Inc.	434,760
2,100	CME Group, Inc.	440,244
3,300	Intercontinental Exchange, Inc.	424,908
		1,299,912
	INSURANCE – 6.0%
1,300	Aon PLC, Class A	366,613
1,800	Arthur J Gallagher & Company	422,442
900	Berkshire Hathaway, Inc., Class B(a)	357,057
5,400	Brown & Brown, Inc.	440,316
1,800	Chubb Ltd.	447,552
4,500	Hartford Financial Services Group, Inc. (The)	436,005
6,000	Loews Corporation	450,900
2,100	Marsh & McLennan Companies, Inc.	418,803
2,100	Travelers Companies, Inc. (The)	445,536
		3,785,224
	INTERNET MEDIA & SERVICES - 0.6%
2,400	VeriSign, Inc.(a)	406,752

	LEISURE FACILITIES & SERVICES - 2.1%
2,900	Darden Restaurants, Inc.	444,889

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 68.8% (Continued)
	LEISURE FACILITIES & SERVICES - 2.1% (Continued)
1,500	McDonald’s Corporation	$409,560
3,200	Yum! Brands, Inc.	452,000
		1,306,449
	MACHINERY - 1.2%
1,800	IDEX Corporation	396,828
1,500	Nordson Corporation	387,285
		784,113
	MEDICAL EQUIPMENT & DEVICES - 1.4%
4,200	Abbott Laboratories	445,074
5,900	Hologic, Inc.(a)	447,043
		892,117
	OIL & GAS PRODUCERS - 1.4%
24,400	Kinder Morgan, Inc.	446,032
11,800	Williams Companies, Inc. (The)	452,648
		898,680
	RETAIL - CONSUMER STAPLES - 1.4%
600	Costco Wholesale Corporation	433,740
7,500	Walmart, Inc.	445,125
		878,865
	RETAIL - DISCRETIONARY - 2.5%
1,200	Home Depot, Inc. (The)	401,064
300	O’Reilly Automotive, Inc.(a)	303,978
3,300	Ross Stores, Inc.	427,515
4,800	TJX Companies, Inc. (The)	451,632
		1,584,189
	RETAIL REIT - 0.7%
8,500	Realty Income Corporation	455,090

	SOFTWARE - 0.5%
600	Roper Technologies, Inc.	306,876

	TECHNOLOGY HARDWARE - 2.7%
2,600	Apple, Inc.	442,858
9,300	Cisco Systems, Inc.	436,914

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 68.8% (Continued)
	TECHNOLOGY HARDWARE - 2.7% (Continued)
2,400	F5, Inc.(a)	$396,744
1,200	Motorola Solutions, Inc.	406,980
		1,683,496
	TECHNOLOGY SERVICES - 5.3%
1,800	Automatic Data Processing, Inc.	435,402
2,200	Broadridge Financial Solutions, Inc.	425,502
3,000	Fiserv, Inc.(a)	458,010
2,400	International Business Machines Corporation	398,880
900	Mastercard, Inc., Class A	406,080
3,600	Paychex, Inc.	427,716
1,800	Verisk Analytics, Inc.	392,328
1,500	Visa, Inc., Class A	402,915
		3,346,833
	TELECOMMUNICATIONS - 0.7%
2,700	T-Mobile US, Inc.	443,259

	TOBACCO - 1.5%
10,700	Altria Group, Inc.	468,767
4,800	Philip Morris International, Inc.	455,712
		924,479
	TRANSPORTATION & LOGISTICS - 1.4%
13,100	CSX Corporation	435,182
1,800	Union Pacific Corporation	426,888
		862,070
	TRANSPORTATION EQUIPMENT - 0.8%
3,000	Westinghouse Air Brake Technologies Corporation	483,240

	WHOLESALE - CONSUMER STAPLES - 0.7%
5,800	Sysco Corporation	431,056

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 68.8% (Continued)
	WHOLESALE - DISCRETIONARY - 0.6%
9,200	LKQ Corporation	$396,796

	TOTAL COMMON STOCKS (Cost $43,584,384)	43,433,660

	EXCHANGE-TRADED FUNDS — 30.1%
	EQUITY - 30.1%
393,000	Vanguard FTSE Developed Markets ETF	19,044,780
	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,997,709)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
76	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/21/2024	$4,600	$3,736,913	56,050
	TOTAL PUT OPTIONS PURCHASED (Cost - $60,989)

	TOTAL INVESTMENTS - 99.0% (Cost $61,643,082)					$62,534,490
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%					654,533
	NET ASSETS - 100.0%					$63,189,023

ETF - Exchange-Traded Fund

Ltd. - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

EDF - ED&F Man Capital Markets, Inc.

(a)	Non-income producing security.

(b)	Each contract is equivalent to one futures contract.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
April 30, 2024

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$258,193,525	$36,273,886	$62,990,979
Investments, at fair value	$256,819,417	$38,377,170	$62,990,784
Cash and cash equivalents	381,439,325	521,904	9,543,517
Cash deposit with broker - futures margin balance	2,547,760	4,017	105,786
Unrealized appreciation from futures contracts	413,586	—	—
Dividends and interest receivable	2,328,323	1,118	45,867
Receivable for Fund shares sold	134,090	1,207	39,607
Prepaid expenses and other assets	27,352	31,929	20,218
Total Assets	643,709,853	38,937,345	72,745,779

LIABILITIES:
Payable for securities purchased	159,241,950	—	—
Accrued advisory fees	402,020	18,131	42,750
Payable for Fund shares redeemed	357,005	56,532	123,140
Payable to related parties	67,598	4,602	7,222
Audit and tax fees	20,780	19,362	19,481
Accrued expenses and other liabilities	41,177	4,387	2,809
Total Liabilities	160,130,530	103,014	195,402

Net Assets	$483,579,323	$38,834,331	$72,550,377

NET ASSETS CONSIST OF:
Paid in capital	$548,579,059	$43,366,281	$79,088,696
Accumulated losses	(64,999,736)	(4,531,950)	(6,538,319)
Net Assets	$483,579,323	$38,834,331	$72,550,377
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	48,788,636	4,169,191	5,359,280
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$9.91	$9.31	$13.54

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Continued)
April 30, 2024

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$49,992,840	$26,281,715	$61,643,082
Investments, at fair value	$49,992,685	$26,264,645	$62,534,490
Cash and cash equivalents	7,502,896	22,538,939	751,340
Cash deposit with broker - futures margin balance	96,011	—	93,375
Receivable for Fund shares sold	27,129	50,336	1,325
Dividends and interest receivable	35,104	33,380	60,318
Prepaid expenses and other assets	18,340	10,895	16,672
Total Assets	57,672,165	48,898,195	63,457,520

LIABILITIES:
Payable for Fund shares redeemed	86,796	54,674	193,776
Payable for securities purchased	—	6,984,291	—
Accrued advisory fees	35,600	33,837	47,504
Audit and tax fees	19,523	20,781	19,007
Payable to related parties	6,188	7,549	6,596
Accrued expenses and other liabilities	1,380	719	1,614
Total Liabilities	149,487	7,101,851	268,497

Net Assets	$57,522,678	$41,796,344	$63,189,023

NET ASSETS CONSIST OF:
Paid in capital	$76,290,355	$49,976,899	$83,223,626
Accumulated losses	(18,767,677)	(8,180,555)	(20,034,603)
Net Assets	$57,522,678	$41,796,344	$63,189,023
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,576,305	4,571,036	6,384,663
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.32	$9.14	$9.90

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Year Ended April 30, 2024

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
Investment Income:
Interest income	$11,462,061	$589,699	$3,821,913
Dividend income	21,032,257	1,210,636	172,214
Securities lending income, net	346,353	—	—
Total Investment Income	32,840,671	1,800,335	3,994,127

Operating Expenses:
Investment advisory fees	5,308,385	444,610	876,255
Third party administrative servicing fees	513,838	48,361	95,926
Administration fees	339,619	48,250	72,879
Fund accounting fees	111,755	9,385	18,356
Registration fees	42,919	32,473	32,118
Transfer agent fees	46,841	7,316	7,731
Printing expenses	35,103	9,242	27,797
Legal fees	24,091	9,911	11,411
Audit and tax fees	21,583	20,154	20,312
Trustees’ fees	16,431	16,431	16,430
Compliance officer fees	33,211	9,148	10,761
Insurance expenses	3,664	3,395	3,360
Interest expenses	76	88	3,005
Miscellaneous expenses	3,018	2,506	2,506
Total Operating Expenses	6,500,534	661,270	1,198,847

Less: Expenses waived by Adviser	—	(105,734)	(100,892)
Net Operating Expenses	6,500,534	555,536	1,097,955

Net Investment Income	26,340,137	1,244,799	2,896,172

Realized and Unrealized Gain (Loss) on Investments, Options Purchased, and Futures Contracts
Net realized gain (loss) on:
Investments	(4,212,488)	3,053,973	(2,517,365)
Options Purchased	—	(963,918)	(1,221,550)
Futures contracts	(1,932,218)	—	13,805,873
Net change in unrealized appreciation (depreciation) on:
Investments	(1,708,586)	(2,175,106)	95,718
Options Purchased	—	37,002	80,400
Futures contracts	413,586	—	(4,764,368)
Net Realized and Unrealized Gain (Loss) on Investments Options Purchased, and Futures Contracts	(7,439,706)	(48,049)	5,478,708

Net Increase in Net Assets Resulting From Operations	$18,900,431	$1,196,750	$8,374,880

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2024

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
Investment Income:
Interest income	$2,689,418	$1,343,484	$1,792,061
Dividend income (including foreign dividend tax withholding $0, $0, $206)	139,522	1,263,772	1,195,808
Securities lending income, net	—	24,555	—
Total Investment Income	2,828,940	2,631,811	2,987,869

Operating Expenses:
Investment advisory fees	628,178	482,511	819,511
Third party administrative servicing fees	66,618	47,751	72,951
Administration fees	59,003	39,317	69,481
Registration fees	32,090	25,281	34,789
Audit and tax fees	20,833	21,583	19,832
Trustees’ fees	16,531	16,530	16,531
Fund accounting fees	13,263	10,275	17,045
Printing expenses	10,911	20,855	5,906
Legal fees	10,511	9,011	11,111
Compliance officer fees	9,979	9,393	11,272
Transfer agent fees	8,714	7,485	9,908
Insurance expenses	3,365	3,386	3,078
Interest expenses	2,354	—	1,576
Miscellaneous expenses	2,506	2,506	2,508
Total Operating Expenses	884,856	695,884	1,095,499

Less: Expenses waived by Adviser	(97,449)	(93,180)	(71,059)
Net Operating Expenses	787,407	602,704	1,024,440

Net Investment Income	2,041,533	2,029,107	1,963,429

Realized and Unrealized Gain (Loss) on Investments Options Purchased, and Futures Contracts:
Net realized gain (loss) on:
Investments	(1,980,733)	(856,912)	(658,351)
Options Purchased	(1,014,403)	—	(1,607,425)
Futures contracts	8,601,335	—	9,516,515
Net change in unrealized appreciation (depreciation) on:
Investments	74,186	(107,719)	(1,994,170)
Options Purchased	33,280	—	76,794
Futures contracts	(1,451,804)	—	(2,510,408)
Net Realized and Unrealized Gain (Loss) on Investments Options Purchased, and Futures Contracts	4,261,861	(964,631)	2,822,955

Net Increase in Net Assets Resulting From Operations	$6,303,394	$1,064,476	$4,786,384

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Income		Toews Hedged Oceana
	Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Operations:
Net investment income	$26,340,137	$18,844,120	$1,244,799	$521,598
Net realized gain (loss) on investments, options purchased, options written and futures contracts	(6,144,706)	(36,105,630)	2,090,055	(3,278,117)
Distributions of capital gains from underlying investment companies	—	637,179	—	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	(1,295,000)	334,478	(2,138,104)	4,241,388
Net increase (decrease) in net assets resulting from operations	18,900,431	(16,289,853)	1,196,750	1,484,869

Dividends and Distributions to Shareholders:
Distributions paid	(26,124,808)	(18,741,659)	(767,342)	—
Total Dividends and Distributions to Shareholders	(26,124,808)	(18,741,659)	(767,342)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	86,955,059	183,007,549	8,909,978	12,957,678
Reinvestment of dividends and distributions	25,017,685	18,101,461	757,268	—
Cost of shares redeemed	(211,130,744)	(237,385,185)	(19,818,315)	(31,125,185)
Net decrease in net assets from share transactions of beneficial interest	(99,158,000)	(36,276,175)	(10,151,069)	(18,167,507)

Total Decrease in Net Assets	(106,382,377)	(71,307,687)	(9,721,661)	(16,682,638)

Net Assets:
Beginning of year	589,961,700	661,269,387	48,555,992	65,238,630
End of year	$483,579,323	$589,961,700	$38,834,331	$48,555,992

Share Activity:
Shares Sold	8,774,775	17,768,390	975,910	1,486,110
Shares Reinvested	2,526,889	1,776,858	83,954	—
Shares Redeemed	(21,355,660)	(23,008,499)	(2,182,425)	(3,495,436)
Net decrease in shares of beneficial interest outstanding	(10,053,996)	(3,463,251)	(1,122,561)	(2,009,326)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged U.S.		Toews Hedged U.S. Opportunity
	Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Operations:
Net investment income	$2,896,172	$1,045,908	$2,041,533	$839,340
Net realized gain (loss) on investments, options purchased, options written and futures contracts	10,066,958	(7,131,352)	5,606,199	(10,097,395)
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	(4,588,250)	4,588,055	(1,344,338)	1,344,183
Net increase (decrease) in net assets resulting from operations	8,374,880	(1,497,389)	6,303,394	(7,913,872)

Distributions to Shareholders:
Distributions paid	(2,671,368)	—	(443,921)	(14,200)
Total Dividends and Distributions to Shareholders	(2,671,368)	—	(443,921)	(14,200)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	57,462,011	47,404,942	17,664,020	19,035,950
Reinvestment of dividends and distributions	2,612,677	—	439,624	14,025
Cost of shares redeemed	(76,589,033)	(87,333,956)	(28,931,220)	(46,486,587)
Net decrease in net assets from share transactions of beneficial interest	(16,514,345)	(39,929,014)	(10,827,576)	(27,436,612)

Total Decrease in Net Assets	(10,810,833)	(41,426,403)	(4,968,103)	(35,364,684)

Net Assets:
Beginning of year	83,361,210	124,787,613	62,490,781	97,855,465
End of year	$72,550,377	$83,361,210	$57,522,678	$62,490,781

Share Activity:
Shares Sold	4,384,368	3,830,733	1,831,749	1,898,885
Shares Reinvested	199,594	—	42,435	1,436
Shares Redeemed	(5,870,608)	(7,118,545)	(2,966,080)	(4,654,146)
Net decrease in shares of beneficial interest outstanding	(1,286,646)	(3,287,812)	(1,091,896)	(2,753,825)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Operations:
Net investment income	$2,029,107	$1,333,789	$1,963,429	$1,485,764
Net realized gain (loss) on investments, options purchased, options written and futures contracts	(856,912)	(1,953,302)	7,250,739	(22,585,287)
Distributions of capital gains from underlying investment companies	—	35,399	—	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	(107,719)	90,649	(4,427,784)	8,184,026
Net increase (decrease) in net assets resulting from operations	1,064,476	(493,465)	4,786,384	(12,915,497)

Dividends and Distributions to Shareholders:
From return of capital	—	(108,585)	—	—
Distributions paid	(2,017,593)	(1,215,827)	(1,851,959)	(1,152,050)
Total Dividends and Distributions to Shareholders	(2,017,593)	(1,324,412)	(1,851,959)	(1,152,050)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	8,926,663	12,895,269	6,304,738	27,155,445
Reinvestment of dividends and distributions	1,990,105	1,300,365	1,820,703	1,136,372
Cost of shares redeemed	(22,610,850)	(22,528,758)	(56,189,145)	(31,856,725)
Net decrease in net assets from share transactions of beneficial interest	(11,694,082)	(8,333,124)	(48,063,704)	(3,564,908)

Total Decrease in Net Assets	(12,647,199)	(10,151,001)	(45,129,279)	(17,632,455)

Net Assets:
Beginning of year	54,443,543	64,594,544	108,318,302	125,950,757
End of year	$41,796,344	$54,443,543	$63,189,023	$108,318,302

Share Activity:
Shares Sold	971,416	1,365,856	648,816	2,755,136
Shares Reinvested	217,038	138,526	186,166	118,619
Shares Redeemed	(2,461,251)	(2,386,288)	(5,834,938)	(3,261,485)
Net decrease in shares of beneficial interest outstanding	(1,272,797)	(881,906)	(4,999,956)	(387,730)

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended
	April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021	April, 30, 2020
Net asset value, beginning of year	$10.03		$10.61		$11.10	$10.47	$10.96

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.49		0.31		0.19	0.29	0.33
Net realized and unrealized gain (loss) on investments	(0.11)		(0.58)		(0.45)	0.63	(0.48)
Total from investment operations	0.38		(0.27)		(0.26)	0.92	(0.15)

LESS DISTRIBUTIONS:
From net investment income	(0.50)		(0.31)		(0.23)	(0.29)	(0.34)
Total distributions	(0.50)		(0.31)		(0.23)	(0.29)	(0.34)

Net asset value, end of year	$9.91		$10.03		$10.61	$11.10	$10.47

Total return (b)	3.85%		(2.51	)% (c)	(2.41)%	8.90%	(1.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$483,579		$589,962		$661,269	$686,463	$611,707
Ratios to average net assets
Expenses, net of reimbursement (d)	1.23	% (f)	1.21	% (f)	1.21%	1.18%	1.19%
Expenses, before reimbursement (d)	1.23	% (f)	1.21	% (f)	1.21%	1.18%	1.19%
Net investment income, net of reimbursement (d,e)	4.96%		3.06%		1.74%	2.65%	3.03%
Portfolio turnover rate	465%		1026%		790%	797%	1323%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (d)	1.23%	1.21%
Expenses, before reimbursement (d)	1.23%	1.21%

See accompanying notes to financial statements.

Toews Hedged Oceana Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	April 30, 2024		April 30, 2023		April 30, 2022		April 30, 2021		April, 30, 2020
Net asset value, beginning of year	$9.18		$8.94		$10.26		$8.67		$9.00

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.26		0.08		(0.04)		0.01		0.09
Net realized and unrealized gain (loss) on investments	0.03	(f)	0.16		(1.02)		1.61		(0.31)
Total from investment operations	0.29		0.24		(1.06)		1.62		(0.22)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		—		—		(0.03)		(0.11)
From net realized gains on investments	—		—		(0.26)		—		—
Total distributions	(0.16)		—		(0.26)		(0.03)		(0.11)

Net asset value, end of year	$9.31		$9.18		$8.94		$10.26		$8.67

Total return (b)	3.27%		2.68%		(10.43)%		18.66%		(2.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$38,834		$48,556		$65,239		$56,889		$28,688
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25	% (e)	1.26	% (e)	1.26	% (e)	1.25%
Expenses, before reimbursement (c)	1.49	% (e)	1.40	% (e)	1.36	% (e)	1.36	% (e)	1.46%
Net investment Income (loss), net of reimbursement (c,d)	2.80%		0.88%		(0.40)%		0.06%		1.00%
Portfolio turnover rate	138%		259%		433%		421%		514%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.49%	1.40%	1.35%	1.35%

(f)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

See accompanying notes to financial statements.

Toews Hedged U.S. Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended
	April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021	April, 30, 2020
Net asset value, beginning of year	$12.54		$12.56		$15.00	$12.87	$11.96

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.44		0.12		(0.05)	0.02	0.07
Net realized and unrealized gain (loss) on investments	1.04		(0.14)		(0.59)	3.41	0.99
Total from investment operations	1.48		(0.02)		(0.64)	3.43	1.06

LESS DISTRIBUTIONS:
From net investment income	(0.48)		—		—	(0.13)	(0.15)
From net realized gains on investments	—		—		(1.75)	(1.17)	—
From return of capital	—		—		(0.05)	—	—
Total distributions	(0.48)		—		(1.80)	(1.30)	(0.15)

Net asset value, end of year	$13.54		$12.54		$12.56	$15.00	$12.87

Total return (b)	11.93%		(0.16)%		(5.10)%	26.96%	8.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$72,550		$83,361		$124,788	$149,040	$96,709
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25	% (e)	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.37	% (e)	1.33	% (e)	1.26%	1.32%	1.42%
Net investment income (loss), net of reimbursement (c,d)	3.31%		1.02%		(0.35)%	0.12%	0.59%
Portfolio turnover rate	3133%		0%		443%	438%	446%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25%	1.25%
Expenses, before reimbursement (c)	1.37%	1.33%

See accompanying notes to financial statements.

Toews Hedged U.S. Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year		For the Year	For the Year
	Ended		Ended		Ended		Ended	Ended
	April 30, 2024		April 30, 2023		April 30, 2022		April 30, 2021	April, 30, 2020
Net asset value, beginning of year	$9.37		$10.39		$14.56		$10.18	$10.03

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.32		0.10		(0.05)		0.01	0.10
Net realized and unrealized gain (loss) on investments	0.70		(1.12)		(2.17)		4.44	0.18
Total from investment operations	1.02		(1.02)		(2.22)		4.45	0.28

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.00	) (b)	(0.00	) (b)	(0.07)	(0.13)
From net realized gains on investments	—		—		(1.95)		—	—
Total distributions	(0.07)		(0.00)		(1.95)		(0.07)	(0.13)

Net asset value, end of year	$10.32		$9.37		$10.39		$14.56	$10.18

Total return (c)	10.90%		(9.80)%		(16.08)%		43.82%	2.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$57,523		$62,491		$97,855		$97,972	$41,095
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (f)	1.25	% (f)	1.26	% (f)	1.25%	1.25%
Expenses, before reimbursement (d)	1.41	% (f)	1.34	% (f)	1.31	% (f)	1.28%	1.40%
Net investment income (loss), net of reimbursement (d,e)	3.25%		0.98%		(0.39)%		0.05%	1.00%
Portfolio turnover rate	3059%		0%		433%		429%	515%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Represents less than $0.01 per share.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%
Expenses, before reimbursement (d)	1.41%	1.34%	1.30%

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year		For the Year
	Ended	Ended	Ended	Ended		Ended
	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021		April, 30, 2020
Net asset value, beginning of year	$9.32	$9.60	$10.04	$9.69		$9.93

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.39	0.21	0.15	0.16		0.20
Net realized and unrealized gain (loss) on investments	(0.18)	(0.28)	(0.42)	0.35		(0.23)
Total from investment operations	0.21	(0.07)	(0.27)	0.51		(0.03)

LESS DISTRIBUTIONS:
From net investment income	(0.39)	(0.19)	(0.17)	(0.16)		(0.21)
From net realized gains on investments	—	—	—	(0.00	) (e)	—
From return of capital	—	(0.02)	—	—		—
Total distributions	(0.39)	(0.21)	(0.17)	(0.16)		(0.21)

Net asset value, end of year	$9.14	$9.32	$9.60	$10.04		$9.69

Total return (b)	2.32%	(0.68)%	(2.73)%	5.27%		0.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$41,796	$54,444	$64,595	$65,700		$61,798
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%		1.25%
Expenses, before reimbursement (c)	1.44%	1.38%	1.33%	1.33%		1.33%
Net investment income, net of reimbursement (c,d)	4.21%	2.21%	1.51%	1.56%		2.00%
Portfolio turnover rate	722%	691%	651%	566%		920%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended
	April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021	April, 30, 2020
Net asset value, beginning of year	$9.51		$10.70		$14.39	$10.44	$11.63

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.23		0.13		0.02	0.03	0.16
Net realized and unrealized gain (loss) on investments	0.41		(1.22)		(0.65)	4.45	(0.48)
Total from investment operations	0.64		(1.09)		(0.63)	4.48	(0.32)

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.10)		—	(0.07)	(0.24)
From net realized gains on investments	—		—		(3.06)	(0.46)	(0.63)
Total distributions	(0.25)		(0.10)		(3.06)	(0.53)	(0.87)

Net asset value, end of year	$9.90		$9.51		$10.70	$14.39	$10.44

Total return (b)	6.81%		(10.21)%		(5.46)%	43.48%	(3.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$63,189		$108,318		$125,951	$137,789	$109,761
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.26	% (e)	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.34	% (e)	1.29	% (e)	1.24%	1.23%	1.26%
Net investment Income, net of reimbursement (c,d)	2.40%		1.27%		0.16%	0.15%	1.42%
Portfolio turnover rate	669%		610%		1003%	943%	1080%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25%	1.25%
Expenses, before reimbursement (c)	1.34%	1.28%

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements
April 30, 2024

NOTE 1. ORGANIZATION

The Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Hedged Oceana Fund (the “Oceana Fund”), Toews Hedged U.S. Fund (the “U.S. Fund”), Toews Hedged U.S. Opportunity Fund (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Defensive Alpha Fund is a non -diversified fund. The Income Fund, Oceana Fund, U.S. Fund, Opportunity Fund and Unconstrained Income Fund are each a diversified fund.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
U.S. Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional- sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2024

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectuses for a full listing of risks associated with these investments. The following tables summarize the inputs used as of April 30, 2024 for the Funds’ assets and liabilities measured at fair value:

Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$98,465,917	$—	$98,465,917
Short Futures Contracts	413,586	—	—	$413,586
Exchange-Traded Funds	158,353,500	—	—	$158,353,500
Total	$158,767,086	$98,465,917	$—	$257,233,003

Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$38,259,170	$—	$—	$38,259,170
Future Options Purchased	118,000	—	—	118,000
Total	$38,377,170	$—	$—	$38,377,170

U.S. Fund

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$62,990,784	$—	$62,990,784
Total	$—	$62,990,784	$—	$62,990,784

Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$49,992,685	$—	$49,992,685
Total	$—	$49,992,685	$—	$49,992,685

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,765,888	$—	$—	$17,765,888
U.S. Government & Agencies	—	8,498,757	—	8,498,757
Total	$17,765,888	$8,498,757	$—	$26,264,645

Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$43,433,660	$—	$—	$43,433,660
Exchange-Traded Funds	19,044,780	—	—	19,044,780
Future Options Purchased	56,050	—	—	56,050
Total	$62,534,490	$—	$—	$62,534,490

The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds (“ETFs”) - The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2024

Securities Lending Risk - The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ schedules of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked -to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2024

these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2024, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the year ended April 30, 2024, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures, options purchased, and subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

		Statements of
		Operations
	Statements of Assets	Change in Unrealized	Statements of
	and Liabilities	Appreciation	Operations Realized
	Unrealized Appreciation	(Depreciation) on	Gain (Loss) on
Fund	from Futures Contracts	Futures Contracts	Futures Contracts
Tactical Income Fund	$ 413,586	$ 413,586	$ (1,932,218)
U.S. Fund	—	(4,764,368)	13,805,873
Opportunity Fund	—	(1,451,804)	8,601,335
Defensive Alpha Fund	—	(2,510,408)	9,516,515

		Statements of
	Statements of Assets	Operations	Statements of
	and Liabilities	Change in Unrealized	Operations Realized
	Investments, at Fair	Appreciation on	Loss on Options
Fund	Value	Options Purchased	Purchased
Oceana Fund	$ 118,000	$ 37,002	$ (963,918)
U.S. Fund	—	80,400	(1,221,550)
Opportunity Fund	—	33,280	(1,014,403)
Defensive Alpha Fund	56,050	76,794	(1,607,425)

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2024.

Tactical Income Fund

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Future Contracts	EDF & MAN Capital Markets	$413,586	(1)	$—	$413,586	$—	$—	$413,586
		$413,586		$—	$413,586	$—	$—	$413,586

Oceana Fund

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Option Purchased at Value	EDF & MAN Capital Markets	$118,000	(1)	$—	$118,000	$—	$—	$118,000
		$118,000		$—	$118,000	$—	$—	$118,000

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2024

Defensive Alpha Fund

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Option Purchased at Value	EDF & MAN Capital Markets	$56,050	(1)	$—	$56,050	$—	$—	$56,050
		$56,050		$—	$56,050	$—	$—	$56,050

(1)	Value as presented in the Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2021, to April 30, 2023, or expected to be taken in the Funds’ April 30, 2024 year-end tax returns. The Funds identify their major tax jurisdictions as United States Federal and Ohio. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2024

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each Fund.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Funds’ expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2024, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the year ended April 30, 2024 the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees (Waived)
Tactical Income Fund	$5,308,385	$—
Oceana Fund	444,610	(105,734)
U.S. Fund	876,255	(100,892)
Opportunity Fund	628,178	(97,449)
Unconstrained Income Fund	482,511	(93,180)
Defensive Alpha Fund	819,511	(71,059)

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2025	April 30, 2026	April 30, 2027	Total
Oceana Fund	$60,545	$86,133	$105,734	$252,412
U.S. Fund	13,643	80,122	100,892	194,657
Opportunity Fund	53,258	79,131	97,449	229,838
Unconstrained Income Fund	54,921	77,308	93,180	225,409
Defensive Alpha Fund	—	30,942	71,059	102,001

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). For the year ended April 30, 2024, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2024

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the year ended April 30, 2024 amounted to the following:

Fund	Purchases	Sales
Tactical Income Fund	$1,886,334,988	$2,211,601,645
Oceana Fund	46,623,000	57,218,778
U.S. Fund	142,137,156	139,719,446
Opportunity Fund	112,418,230	110,514,461
Unconstrained Income Fund	149,703,212	158,283,010
Defensive Alpha Fund	323,223,853	290,485,121

NOTE 5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2024, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Tactical Income Fund	$258,643,510	$1,518,315	$(2,928,822)	$(1,410,507)
Oceana Fund	36,263,488	2,113,682	—	2,113,682
U.S. Fund	62,990,979	—	(195)	(195)
Opportunity Fund	49,992,840	—	(155)	(155)
Unconstrained Income Fund	26,505,216	25,864	(266,435)	(240,571)
Defensive Alpha Fund	61,630,504	1,470,882	(566,896)	903,986

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the periods ended April 30, 2024, and April 30, 2023, was as follows:

For the period ended April 30, 2024:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$26,124,808	$—	$—	$—	$26,124,808
Oceana Fund	767,342	—	—	—	767,342
Hedged U.S.	2,671,368	—	—	—	2,671,368
U.S. Opportunity Fund	443,921	—	—	—	443,921
Unconstrained Income Fund	2,017,593	—	—	—	2,017,593
Tactical Defensive Alpha Fund	1,851,959	—	—	—	1,851,959

For the period ended April 30, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$18,741,659	$—	$—	$—	$18,741,659
Oceana Fund	—	—	—	—	—
Hedged U.S.	—	—	—	—	—
U.S. Opportunity Fund	14,200	—	—	—	14,200
Unconstrained Income Fund	1,215,827	—	108,585	—	1,324,412
Tactical Defensive Alpha Fund	1,152,050	—	—	—	1,152,050

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2024

As of April 30, 2024, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Income Fund	$4,033,146	$—	$(1,944)	$(67,620,431)	$—	$(1,410,507)	$(64,999,736)
Oceana Fund	999,055	—	—	(7,644,687)	—	2,113,682	(4,531,950)
Hedged U.S.	738,056	—	—	(7,276,180)	—	(195)	(6,538,319)
U.S. Opportunity Fund	2,041,006	—	—	(20,808,528)	—	(155)	(18,767,677)
Unconstrained Income Fund	11,522	—	—	(7,951,506)	—	(240,571)	(8,180,555)
Tactical Defensive Alpha Fund	494,457	—	—	(21,433,046)	—	903,986	(20,034,603)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, C-Corporation return of capital distributions, and mark-to-market on open 1256 futures and options.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Tactical Income Fund	$1,944
Oceana Fund	—
Hedged U.S.	—
U.S. Opportunity Fund	—
Unconstrained Income Fund	—
Tactical Defensive Alpha Fund	—

At April 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Tactical Income Fund	$67,091,756	$528,675	$67,620,431	$—
Oceana Fund	3,607,846	4,036,841	7,644,687	2,116,275
Hedged U.S.	5,994,935	1,281,245	7,276,180	5,382,990
U.S. Opportunity Fund	10,574,188	10,234,340	20,808,528	—
Unconstrained Income Fund	7,951,506	—	7,951,506	—
Tactical Defensive Alpha Fund	13,946,346	7,486,700	21,433,046	—

Permanent book and tax differences, primarily attributable to adjustments for prior year tax returns for the Funds for the year ended April 30, 2024, as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Tactical Income Fund	$—	$—
Oceana Fund	—	—
Hedged U.S.	—	—
U.S. Opportunity Fund	—	—
Unconstrained Income Fund	(8)	8
Tactical Defensive Alpha Fund	—	—

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2024

NOTE 7. SECURITIES LENDING

The Income Fund and Unconstrained Income Fund have entered into a securities lending arrangement with the Securities Finance Trust Company (“SFTC”) (the “Lending Agent”). Under an agreement (the “Securities Lending Agreement”) with SFTC, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of April 30, 2024, the Funds did not have any securities out on loan.

NOTE 8. BENEFICIAL OWNERSHIP

The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2024, the below entities held more than 25% of the voting securities for each of the Funds listed.

Fund	Charles Scwab & Co. Inc.	National Financial Services LLC
Tactical Income Fund	63.57%	—
Oceana Fund	68.66%	—
U.S. Fund	64.56%	—
Opportunity Fund	70.54%	—
Unconstrained Income Fund	69.12%	—
Defensive Alpha Fund	48.28%	26.32%

NOTE 9. REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2024

NOTE 10. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Oceana Fund	Vanguard FTSE Developed Markets ETF	98.5%
Defensive Alpha Fund	Vanguard FTSE Developed Markets ETF	30.1%

NOTE 11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Toews Tactical Income Fund, Toews Hedged Oceana Fund, Toews Hedged U.S. Fund, Toews Hedged U.S. Opportunity Fund, Toews Unconstrained Income Fund and Toews Tactical Defensive Alpha Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Toews Tactical Income Fund, Toews Hedged Oceana Fund, Toews Hedged U.S. Fund, Toews Hedged U.S. Opportunity Fund, Toews Unconstrained Income Fund and Toews Tactical Defensive Alpha Fund (collectively, the Funds), each a separate series of the Northern Lights Fund Trust, including the schedules of investments, as of April 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2024, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor to one or more of the Toews Funds since 2013.

Denver, Colorado

June 28, 2024

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on November 1, 2023 and held April 30, 2024.

Actual Expenses: The columns on the left of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The columns on the right of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
							Fund’s
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
	11/1/23	4/30/24	Period*	11/1/23	4/30/24	Period*	Ratio
Tactical Income Fund	$1,000.00	$1,056.10	$6.29	$1,000.00	$1,018.75	$6.17	1.23%
Oceana Fund	$1,000.00	$1,065.20	$6.42	$1,000.00	$1,018.65	$6.27	1.25%
U.S. Fund	$1,000.00	$1,110.50	$6.56	$1,000.00	$1,018.65	$6.27	1.25%
Opportunity Fund	$1,000.00	$1,141.90	$6.66	$1,000.00	$1,018.65	$6.27	1.25%
Unconstrained Income Fund	$1,000.00	$1,032.50	$6.32	$1,000.00	$1,018.65	$6.27	1.25%
Defensive Alpha Fund	$1,000.00	$1,141.40	$6.66	$1,000.00	$1,018.65	$6.27	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the number of days in the period ended April 30, 2024).

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2024

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); iDirect Private Markets Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018); Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021); and Caryle Credit Income Fund (since July 2023)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller Director of Global Taxation, and CFO of the Specialty Finance Group.	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) since August 2022 (President-Elect 2022-2023, President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

4/30/24 – NLFT_v1

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2024

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President, Principal Executive Officer Since June 2017	Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2019); Treasurer of the Trust (2006-June 2017).	N/A	N/A
Timothy Burdick Born in 1986	Vice President Since November 2023	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2023); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022-2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019-2022).	N/A	N/A
James Colantino Born in 1969	Treasurer, Principal Accounting Officer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Associate Director, Ultimus Fund Solutions (since 2022); Manager of Legal Administration, Ultimus Fund Solutions (2020-2022); Manager of Legal Administration, Gemini Fund Services, LLC (2018- 2020); Senior Paralegal, Gemini Fund Services, LLC (2013 - 2018).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of April 30,2024, the Trust was comprised of 65 active funds managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Funds’ Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-558-6397.

4/30/24 – NLFT_v1

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER

Toews Corporation

1750 Zion Road

Suite 201

Northfield, NJ 08225

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

TOEWS-A24

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $92,000

2024 - $95,500

(b)	Audit-Related Fees

2023 – None

2024 – None

(c)	Tax Fees

2023 – $22,500

2024 – $23,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - None

2024 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2023   2024

Audit-Related Fees:       0.00% 0.00%

Tax Fees:                      0.00% 0.00%

All Other Fees:              0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $22,500

2024 - $23,400

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 7/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 7/5/24

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/5/24